Grants Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Grants Payable [Abstract]
Grants Payable Disclosure [Text Block]

5. Grants Payable

On October 27, 1998, EyeGate Pharma was awarded a non-interest bearing grant from OSEO/Anvar of France. The balance of the grant was repaid in 2012. No annuity payments (specified percentage of the proceeds from the sale or license of products funded by such research grant) were payable as of December 31, 2014 or December 31, 2013.
In February 2007, the Company was awarded a second non-interest bearing grant from OSEO/Anvar of France. The balance of the grant payable was $0 and $36,401 at March 31, 2015 and at December 31, 2014, respectively. The Company, as of the issuance of this report, has paid the grant.

5. Grants Payable

On October 27, 1998, the EyeGate Pharma was awarded a non-interest bearing grant from OSEO/Anvar of France. The balance of the grant was repaid in 2012. No annuity payments (specified percentage of the proceeds from the sale or license of products funded by such research grant) were payable as of December 31, 2014 or December 31, 2013.
In February 2007, the Company was awarded a second non-interest bearing grant from OSEO/Anvar of France. The balance of the grant payable was $36,401 and $41,232 at December 31, 2014 and December 31, 2013, respectively. There are no incremental annuity payments provided for through this grant. The balance of the grant payable is currently due. The Company, as of the issuance of this report, has paid the grant.